Debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt securities issued [Line Items]
Debt securities issued	₩ 51,340,821	₩ 44,326,785
In won
Debt securities issued [Line Items]
Debt securities issued	₩ 44,961,871	₩ 37,644,165
In won | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	8.00%	8.00%
Minimum interest rate	0.00%	0.00%
Debt securities issued	₩ 41,781,486	₩ 33,838,495
In won | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.60%	4.69%
Minimum interest rate	2.20%	2.20%
Debt securities issued	₩ 3,500,401	₩ 3,991,056
In won | Loss on fair value hedges
Debt securities issued [Line Items]
Debt securities issued	(274,047)	(147,208)
In won | Bond issuance cost
Debt securities issued [Line Items]
Debt securities issued	(45,969)	(38,178)
In foreign currency
Debt securities issued [Line Items]
Debt securities issued	₩ 6,378,950	₩ 6,682,620
In foreign currency | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.20%	4.38%
Minimum interest rate	0.00%	0.03%
Debt securities issued	₩ 4,989,904	₩ 5,526,809
In foreign currency | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	3.88%	0.00%
Minimum interest rate	3.75%	0.00%
Debt securities issued	₩ 1,446,390	₩ 1,189,067
In foreign currency | Loss on fair value hedges
Debt securities issued [Line Items]
Debt securities issued	(25,794)	(9,977)
In foreign currency | Bond issuance cost
Debt securities issued [Line Items]
Debt securities issued	₩ (31,550)	₩ (23,279)